Average Annual Total Returns - Ariel International Fund	Feb. 01, 2021
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)
Average Annual Return:
1 Year	7.82%	[1]
5 Years	7.45%	[1]
Since Inception	7.67%	[1]
Inception Date	Dec. 30, 2011	[1]
MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)
Average Annual Return:
1 Year	10.65%	[1]
5 Years	8.93%	[1]
Since Inception	7.22%	[1]
Inception Date	Dec. 30, 2011	[1]
Investor Class
Average Annual Return:
1 Year	6.85%
5 Years	4.64%
Since Inception	5.92%
Inception Date	Dec. 30, 2011
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.63%
5 Years	4.37%
Since Inception	5.66%
Inception Date	Dec. 30, 2011
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.47%
5 Years	3.68%
Since Inception	4.81%
Inception Date	Dec. 30, 2011
Institutional Class
Average Annual Return:
1 Year	7.07%
5 Years	4.90%
Since Inception	6.18%
Inception Date	Dec. 30, 2011

[1]

Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.